Equity (Details Narrative) - USD ($)															1 Months Ended	3 Months Ended			12 Months Ended
	Sep. 19, 2022	Mar. 02, 2022	Sep. 03, 2021	Jun. 02, 2021	Jun. 01, 2021	May 21, 2021	Mar. 03, 2021	Feb. 11, 2021	Jan. 21, 2021	Sep. 10, 2020	Sep. 03, 2020	Jul. 31, 2020	Apr. 16, 2020	Mar. 03, 2020	Apr. 30, 2020	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Apr. 11, 2022	Apr. 01, 2022
Subsidiary, Sale of Stock [Line Items]
Common Stock, Shares Authorized																500,000,000			500,000,000	500,000,000
Common Stock, Par or Stated Value Per Share																$ 0.001			$ 0.001	$ 0.001
Common stock voting rights																Each holder of the Common Stock is entitled to one vote for each share of Common Stock held by such stockholder.			Each holder of the Common Stock is entitled to one vote for each share of Common Stock held by such stockholder.
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 1.00														$ 0.25			$ 0.25
Proceeds from Issuance of Common Stock																$ 6,854,418			$ 3,885,109
Proceeds from Issuance of Warrants		$ 20,925
Stock Issued During Period, Shares, Issued for Services																	78,527
Share Price																$ 2.1832	$ 7.31		$ 2.1832			$ 1.00
Stock Issued During Period, Value, Issued for Services																	$ 574,299		$ 748,149	$ 4,024,746
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period																			14,000	5,333
Stock Issued During Period, Value, Stock Options Exercised																	40,969		$ 67,479
Stock Issued During Period, Shares, New Issues																			1,165,813
Stock Issued During Period, Value, New Issues																			$ 3,885,109
Stock Issued During Period, Value, Conversion of Convertible Securities																			$ 10,652,648
Common Stock, Shares, Issued																70,922,944			40,922,944	21,896,145
Stock Issued During Period, Value, Acquisitions																				$ 3,802,500
Change in fair market value of warrant liability																$ 2,450,556	11,808,600		$ 31,468,270	(1,549,924)
Warrants and Rights Outstanding		$ 15,000,000
Class of Warrant or Right, Outstanding		2,250,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term																3 years 9 months 29 days			4 years 1 month 6 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number																981,126			1,069,432
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Exercise Price																$ 6.25			$ 6.27
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount																			$ 1,074,485	$ 598,105
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition																			3 months	7 months 6 days
Percentage of gross proceeds																50.00%
Percentage of offering fees																7.00%			7.00%
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price																			$ 4.82	$ 8.37
Options granted																			1,120,150	436,400
General and Administrative Expense [Member]
Subsidiary, Sale of Stock [Line Items]
Share-Based Payment Arrangement, Expense																$ 921,991	$ 308,073
2020 Equity and Incentive Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized										1,500,000						1,967,936			1,967,936
Share-Based Compensation Arrangement by Share-Based Payment Award, Description										Each year on January 1, for a period of up to nine years, the maximum number of shares authorized for issuance under the 2020 Plan is automatically increased by 233,968 shares
Common Stock, Capital Shares Reserved for Future Issuance																986,810			857,410
Acquisition of Argyll [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from Warrant Exercises																				$ 8,000,000
Fair Value Adjustment of Warrants																				7,480,000
Warrant liability																				$ 2,750,076
Shares Issued, Price Per Share																				$ 8.00
Share of exercise of warrants																				1,000,000
Shares issued for exercise of options and warrants, value																				$ 15,480,000
Change in fair market value of warrant liability																				4,729,924
Issuance of Stock and Warrants for Services or Claims																				$ 197,627
Flip Sports Limited [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, Acquisitions							93,808				93,808
Stock Issued During Period, Value, Acquisitions							$ 1,805,804				$ 411,817
Acquisition of GGC [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, Acquisitions					830,189
Stock Issued During Period, Value, Acquisitions					$ 9,273,211
Acquisition of Helix [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, Acquisitions					528,302
Stock Issued During Period, Value, Acquisitions					$ 5,901,133
Argyll Entertainment [Member]
Subsidiary, Sale of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights												$ 8.00								$ 8.00
Proceeds from Warrant Exercises																			$ 8,000,000
Fair Value Adjustment of Warrants																		$ 3,387,218		$ 5,488,171
Proceeds from Issuance of Warrants																			$ 15,480,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights												1,000,000								1,000,000
Argyll Entertainment [Member] | Warrants Holders [Member]
Subsidiary, Sale of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																			1,000,000
Securities Purchase Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Common Stock, Par or Stated Value Per Share								$ 0.001
Proceeds from Issuance of Common Stock								$ 27,340,000
Proceeds from Issuance or Sale of Equity								$ 30,000,000
Common Stock, Shares, Issued								2,000,000
Shares Issued, Price Per Share								$ 15.00
Argyll Purchase Agreement [Member] | LHE Enterprises Limited [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, Acquisitions												650,000
Stock Issued During Period, Value, Acquisitions												$ 3,802,500
March 2022 Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction		15,000,000
Sale of Stock, Price Per Share		$ 1.00
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 1.00
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		15,000,000
April Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction													1,980,000
April 2020 Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction													1,980,000
Class of Warrant or Right, Exercise Price of Warrants or Rights													$ 4.25
Stock Issued During Period, Value, Conversion of Convertible Securities													$ 4,138,585
Shares Issued, Price Per Share													$ 4.25
Class of Warrant or Right, Number of Securities Called by Warrants or Rights													3,960,000
Senior Convertible Note [Member]
Subsidiary, Sale of Stock [Line Items]
Common Stock, Par or Stated Value Per Share																			$ 4.24
Stock Issued During Period, Value, Conversion of Convertible Securities																			$ 10,652,648
Stock Issued During Period, Shares, Conversion of Convertible Securities																			2,514,459
Senior Convertible Note [Member] | Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, New Issues																14,758,874			16,031,513
Share-Based Payment Arrangement, Option [Member]
Subsidiary, Sale of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period																	8,500
Stock Issued During Period, Value, Stock Options Exercised																	$ 40,969
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price																	$ 4.82
Equity Option [Member] | Weighted Average [Member]
Subsidiary, Sale of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																				$ 8.37
Proceeds from Issuance of Common Stock																				$ 44,637
Share of exercise of warrants																				5,333
Series A Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued				2,000,000
Series B Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 17.50
Number of warrants issued				2,000,000
Stock Options [Member]
Subsidiary, Sale of Stock [Line Items]
Share-Based Payment Arrangement, Expense																					$ 927,855
Stock Options [Member] | General and Administrative Expense [Member]
Subsidiary, Sale of Stock [Line Items]
Share-Based Payment Arrangement, Expense																			$ 5,165,653	$ 4,129,726
Stock Options [Member] | 2020 Equity and Incentive Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized										1,500,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Description										Each year on January 1, for a period of up to nine years, the maximum number of shares authorized for issuance under the 2020 Plan is automatically increased by 233,968 shares
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Share Price																			$ 2.25
Stock Issued During Period, Value, Issued for Services																			$ 748,149
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services																	78,527		332,527	602,695
Stock Issued During Period, Value, Issued for Services																	$ 79		$ 333	$ 602
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period																	8,500			14,000
Stock Issued During Period, Value, Stock Options Exercised																	$ 8		$ 13
Stock Issued During Period, Shares, New Issues																			1,165,813
Stock Issued During Period, Value, New Issues																			$ 1,166
Stock Issued During Period, Value, Conversion of Convertible Securities																			$ 2,515
Stock Issued During Period, Shares, Conversion of Convertible Securities																			2,514,459
Stock Issued During Period, Shares, Acquisitions																				650,000
Stock Issued During Period, Value, Acquisitions																				$ 650
Common Stock [Member] | Management [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services																					1,333
Common Stock [Member] | Employees [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services																					16,966
Common Stock [Member] | Consultants [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services																					99,151
Common Stock [Member] | Weighted Average [Member]
Subsidiary, Sale of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																				$ 6.68
Stock Issued During Period, Shares, Issued for Services																				602,695
Stock Issued During Period, Value, Issued for Services																				$ 4,024,746
Common Stock [Member] | Flip Sports Limited [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, Acquisitions											93,808			93,808						187,616
Stock Issued During Period, Value, Acquisitions											$ 411,817			$ 1,805,804						$ 2,217,621
Common Stock [Member] | Acquisition of EGL [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, Acquisitions						63,109			292,511
Stock Issued During Period, Value, Acquisitions						$ 597,650			$ 2,193,833
Common Stock [Member] | April 2020 Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction													1,217,241
Common Stock [Member] | Share-Based Payment Arrangement, Option [Member]
Subsidiary, Sale of Stock [Line Items]
Common Stock, Par or Stated Value Per Share																			$ 4.82
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period																			14,000
Stock Issued During Period, Value, Stock Options Exercised																			$ 67,479
Common Stock [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																				$ 4.86
Proceeds from Warrant Exercises																				$ 8,000,000
Proceeds from Issuance of Common Stock																				$ 26,737,849
Share of exercise of warrants																				5,503,167
Common Stock [Member] | Previous Period [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services																					117,450
Unit A and B warrant [Member] | Warrants Holders [Member]
Subsidiary, Sale of Stock [Line Items]
Common Stock, Par or Stated Value Per Share													$ 4.25
Common Stock, Shares, Issued													3,960,000
Unit A and B warrant [Member] | April 2020 Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights													$ 0.01
Unit A Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Class of Warrant or Right, Outstanding																			1,136,763
Warrants and Rights Outstanding, Maturity Date													Apr. 14, 2025
Unit A Warrant [Member] | Underwriter [Member]
Subsidiary, Sale of Stock [Line Items]
Common Stock, Par or Stated Value Per Share													$ 0.01
Common Stock, Shares, Issued													209,400
Unit A Warrant [Member] | April 2020 Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Value, Conversion of Convertible Securities																$ 40,582
Class of Warrant or Right, Outstanding																1,136,763
Class of Warrant or Right, Number of Securities Called by Warrants or Rights													209,400
Unit B Warrant [Member] | Underwriter [Member]
Subsidiary, Sale of Stock [Line Items]
Common Stock, Shares, Issued													209,400
Unit B Warrant [Member] | April 2020 Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights													209,400
Warrant [Member] | April 2020 Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction													2,434,482
Series A Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 17.50															$ 17.50
Warrants and Rights Outstanding				$ 2,000,000												$ 16,486			$ 117,340	$ 13,600,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				2,000,000															2,000,000
Warrants and Rights Outstanding, Maturity Date				Jun. 02, 2023
Series B Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 17.50															$ 17.50
Warrants and Rights Outstanding				$ 2,000,000												$ 291			$ 5,390	$ 9,900,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				2,000,000															2,000,000
Series A and Series B Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 17.50
March 2022 Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction		15,000,000																	15,000,000
Sale of Stock, Price Per Share		$ 1.00																	$ 1.00
Class of Warrant or Right, Exercise Price of Warrants or Rights		1.00																	$ 1.00
Proceeds from Warrant Exercises																			$ 15,020,925
Fair Value Adjustment of Warrants																			3,449,925
Offering gross proceeds net																			13,625,925
Proceeds from Issuance of Common Stock																			1,395,000
Proceeds from Issuance of Warrants																			9,553,500
Warrant liability																			607,500
Debt Instrument, Face Amount																			$ 35,000,000
Share Price		$ 1.00
Proceeds from Issuance or Sale of Equity		$ 13,605,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		15,000,000														17,250,000			15,000,000
March 2022 Offering [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction		2,250,000
At- the Marketing Offering Program [Member]
Subsidiary, Sale of Stock [Line Items]
Common Stock, Par or Stated Value Per Share																			$ 3.44
Proceeds from Issuance of Common Stock																			$ 3,885,109
Stock Issued During Period, Shares, New Issues																			1,165,813
Stock Issued During Period, Value, New Issues																			$ 4,005,267
ATM Equity Offering Program [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction																			1,165,813
Proceeds from Issuance or Sale of Equity																			$ 4,005,267
ATM Equity Offering Program [Member] | Common Stock [Member] | Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Consideration Received on Transaction			$ 20,000,000
ATM Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from Issuance or Sale of Equity																			$ 4,005,267
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.01														$ 1.00			$ 1.00				$ 1.00
Shares Issued, Price Per Share																$ 0.01			$ 0.01
Class of Warrant or Right, Outstanding																			2,250,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																							2,250,000
Over-Allotment Option [Member] | March 2022 Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.01
Proceeds from Issuance of Warrants		$ 20,925
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		2,250,000
Over-Allotment Option [Member] | September 2022 Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.01
Proceeds from Issuance of Warrants	$ 36,000
Class of Warrant or Right, Outstanding	3,600,000
Warrants and Rights Outstanding, Maturity Date	Sep. 19, 2027
Over-Allotment Option [Member] | March 2022 Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants and Rights Outstanding, Maturity Date		Mar. 02, 2027
April 2020 Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Value, Conversion of Convertible Securities															$ 4,138,585
Shares Issued, Price Per Share															$ 4.25
Class of Warrant or Right, Outstanding																			40,582
April 2020 Offering [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction															1,217,241
April 2020 Offering [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction															2,434,482
September 2022 Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction	30,000,000															30,000,000
Sale of Stock, Price Per Share	$ 0.25															$ 0.25
Class of Warrant or Right, Exercise Price of Warrants or Rights	1.00															$ 0.25
Proceeds from Warrant Exercises																$ 7,536,000
Proceeds from Issuance of Warrants																$ 5,286,288
Share Price	$ 0.001
Stock Issued During Period, Shares, New Issues																2,050,000			2,050,000
Proceeds from Issuance or Sale of Equity																$ 2,000,000
Change in fair market value of warrant liability																1,482,103
Warrants and Rights Outstanding	$ 5,286,288															$ 3,804,185
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	30,000,000															33,600,000			30,000,000
Proceeds from issuance public offering at fair value																$ 1,568,130
Proceeds from issuance public offering																6,854,418
Payments of Stock Issuance Costs																681,582
General working capital																2,778,427
General working capital included equity																$ 2,265,928
Percentage of gross proceeds																50.00%
Percentage of offering fees																7.00%
Underwriting discounts																$ 512,500